UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

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(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

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(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2017 - June 30, 2018

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2017 - 06/30/2018
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

NOR OFFSHORE SPV LTD

Ticker:                      Security ID:  R5S77FAB0
Meeting Date: FEB 22, 2018   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of Summons                     For       Did Not Vote Management
2     Approval of Agenda                      For       Did Not Vote Management
3     Elect two Persons to Co-Sign the        For       Did Not Vote Management
      Minutes with Chairman
4     Request Adoption of Proposal            For       Did Not Vote Management

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STONE ENERGY CORPORATION

Ticker:       SGY            Security ID:  861642403
Meeting Date: MAY 05, 2018   Meeting Type: Written Consent
Record Date:  APR 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Transaction Agreement           For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Approve Omnibus Stock Plan              For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp -------------------------------

John G. Popp
Chief Executive Officer and President

Date: July 25, 2018